Segment Reporting - Summary of Segment Reporting (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of operating segments [abstract]
Provision/(Reversal) for loss of inventory (net of insurance recoveries)	₨ (111.9)	$ (1.7)	₨ (13,301.0)	₨ 16,383.9